Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of property and equipment [Abstract]
Leasehold Improvements	$ 5,664	$ 5,664	$ 5,664
Office Furniture and Equipment	432,255	410,030	342,692
Software	1,041,351	975,952	654,340
Transportation Equipment	62,424	62,424	62,424
Property plant and equipment, Gross	1,541,694	1,454,070	1,065,120
Accumulated Depreciation	(891,509)	(838,233)	(615,148)
Property plant and equipment, Net	$ 650,185	$ 615,837	$ 449,972